CAPITAL STOCK (Details) - Capital stock - IDR (Rp) Rp in Billions	Dec. 31, 2021	Dec. 31, 2020
Share capital
Number of shares outstanding	99,062,216,600	99,062,216,600
Percentage of ownership	100.00%	100.00%
Outstanding capital	Rp 4,953	Rp 4,953
Series A Dwiwarna Share
Share capital
Number of shares outstanding	1
Series A Dwiwarna Share | Government agencies
Share capital
Number of shares outstanding	1	1
Percentage of ownership	0.00%	0.00%
Outstanding capital	Rp 0	Rp 0
Series B shares
Share capital
Number of shares outstanding	99,062,216,599
Series B shares | Government agencies
Share capital
Number of shares outstanding	51,602,353,559	51,602,353,559
Percentage of ownership	52.09%	52.09%
Outstanding capital	Rp 2,580	Rp 2,580
Series B shares | The Bank of New York Mellon Corporation
Share capital
Number of shares outstanding	4,829,039,080	3,839,380,280
Percentage of ownership	4.87%	3.88%
Outstanding capital	Rp 241	Rp 192
Series B shares | Ririek Adriansyah
Share capital
Number of shares outstanding	1,156,955	1,156,955
Percentage of ownership	0.00%	0.00%
Outstanding capital	Rp 0	Rp 0
Series B shares | Budi Setyawan Wijaya
Share capital
Number of shares outstanding	275,000	275,000
Percentage of ownership	0.00%	0.00%
Outstanding capital	Rp 0	Rp 0
Series B shares | Afriwandi
Share capital
Number of shares outstanding	42,500	42,500
Percentage of ownership	0.00%	0.00%
Outstanding capital	Rp 0	Rp 0
Series B shares | Herlan Wijanarko
Share capital
Number of shares outstanding	42,500	42,500
Percentage of ownership	0.00%	0.00%
Outstanding capital	Rp 0	Rp 0
Series B shares | Heri Sunaryadi
Share capital
Number of shares outstanding	40,000
Percentage of ownership	0.00%
Outstanding capital	Rp 0
Series B shares | Edi Witjara
Share capital
Number of shares outstanding	32,500	32,500
Percentage of ownership	0.00%	0.00%
Outstanding capital	Rp 0	Rp 0
Series B shares | Dian Rachmawan
Share capital
Number of shares outstanding		120,222
Percentage of ownership		0.00%
Outstanding capital		Rp 0
Series B shares | Public
Share capital
Number of shares outstanding	42,629,234,505	43,618,813,083
Percentage of ownership	43.04%	44.03%
Outstanding capital	Rp 2,132	Rp 2,181